BASIS OF PREPARATION OF THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2025
BASIS OF PREPARATION OF THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES
Schedule of subsidiaries included in the consolidation process and the respective equity interest owned by the company

			Telecom
			Argentina's
			direct/indirect
			interest in
			capital stock
Company	Main activity	Country	and votes
TMA(a)	ICT Services and Audiovisual Communication Services	Argentina	99.999625%
Micro Sistemas	Services related to the use of electronic payment media	Argentina	100.00%
Manda	Holding	Argentina	100.00%
RISSAU	Broadcasting services	Argentina	100.00%
Inter Radios	Broadcasting services	Argentina	100.00%
Pem	Investment	Argentina	100.00%
Cable Imagen	Closed-circuit television	Argentina	100.00%
Personal Smarthome	Security solutions and services	Argentina	100.00%
NYS2	ICT Services and Audiovisual Communication Services.	Argentina	100.00%
TSMA	Community Closed-Circuit Television	Argentina	100.00%
Ubiquo	Cybersecurity services and products	Chile	95.00%
Núcleo	Mobile telecommunications Services	Paraguay	67.50%
Personal Envíos	Mobile financial services	Paraguay	67.50%
CrediPay	Financial services	Paraguay	67.50%
Televisión Dirigida	Cable television services	Paraguay	100.00%
Adesol (b)	Holding	Uruguay	100.00%
Opalker	Cybersecurity, content platform and related services	Uruguay	100.00%
Parklet (c)	Development and provision of digital platforms	Uruguay	51.00%
MFH	Holding	USA	100.00%
Naperville	Holding	USA	100.00%
Saturn	Holding	USA	100.00%
Telecom USA	Telecommunication services	USA	100.00%
(a)Company acquired on February 24, 2025. See Note 16.
(b)Adesol acquired 100% of the equity interests in the following companies incorporated in the Eastern Republic of Uruguay, which render subscription television services in various locations of that country: Bersabel S.A., Audomar S.A., Dolfycor S.A., Reiford S.A., Tracel S.A., Space Energy Tech S.A., and Visión Satelital S.A. This acquisition was approved by the regulatory authority through Resolution No. 79 issued by the Ministry of Industry, Energy and Mining of Uruguay dated February 27, 2025, and published in the Official Gazette of the Eastern Republic of Uruguay on March 12, 2025. This operation represents a transaction between controlling and non-controlling stockholders.
(c)Until May 19, 2025, Telecom Argentina indirectly held 100% of the company through Opalker. On May 19, 2025, Opalker transferred to the unrelated company “Tech-Co Enablers, LLC”, shares representing 49% of Parklet’s capital and voting rights. As a result, from that date, Opalker’s interest in Parklet is 51%. On the same date, the parties signed a shareholders’ agreement (“Agreement”) which sets forth, among other matters, the rights and obligations of both parties regarding their participation in the company. According to the Agreement, a special majority with the consent of both shareholders is required to decide on key business and corporate matters. Therefore, Opalker alone does not have the ability to use its power over the investee to influence its returns, and exercises joint control, accounting for its investment as a joint venture from the date the share transfer transaction was completed, see Note 2.a).

Schedule of income statement information

Consolidated Income Statement for the nine-month period ended September 30, 2025

	ICT Services provided in Argentina –			ICT Services provided in Argentina –			Other segments			Eliminations	Total
	Telecom Network			TMA Network
	Currency			Currency			Currency
	of the			of the			of the
	transaction	Inflation	In current	transaction	Inflation	In current	transaction	Inflation	In current
	date	restatement	currency	date	restatement	currency	date	restatement	currency
Revenues	3,359,594	274,274	3,633,868	1,679,463	104,726	1,784,189	266,454	20,974	287,428	(82,924)	5,622,561
Operating costs without depreciation, amortization and impairment of Fixed and intangible assets
Employee benefit expenses and severance payments	(803,493)	(64,584)	(868,077)	(440,721)	(24,314)	(465,035)	(23,635)	(1,868)	(25,503)	—	(1,358,615)
Fees for services, maintenance, materials and supplies	(402,941)	(52,882)	(455,823)	(214,278)	(11,862)	(226,140)	(35,482)	(2,772)	(38,254)	5,664	(714,553)
Taxes and fees with the Regulatory Authority	(282,073)	(22,903)	(304,976)	(158,436)	(9,468)	(167,904)	(11,231)	(904)	(12,135)	—	(485,015)
Commissions and advertising	(141,089)	(11,189)	(152,278)	(94,511)	(5,704)	(100,215)	(45,502)	(4,229)	(49,731)	4,691	(297,533)
Programming and content costs	(191,442)	(15,564)	(207,006)	(32,373)	(1,879)	(34,252)	(23,612)	(1,910)	(25,522)	—	(266,780)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(382,537)	(54,656)	(437,193)	(328,772)	(34,384)	(363,156)	(51,693)	(4,205)	(55,898)	72,569	(783,678)
Adjusted EBITDA	1,156,019	52,496	1,208,515	410,372	17,115	427,487	75,299	5,086	80,385	—	1,716,387

Depreciation, amortization and impairment of Fixed and intangible assets											(1,364,066)
Operating income											352,321
Losses from associates and joint ventures											(4,073)
Financial results from borrowings											(679,159)
Other financial results, net											(6,041)
Loss before income tax											(336,952)
Income tax benefit											64,409
Net loss											(272,543)

Attributable to:
Controlling Company											(289,156)
Non-controlling interest											16,613
											(272,543)

Consolidated Income Statement for the three-month period ended September 30, 2025

	ICT Services provided in Argentina –			ICT Services provided in Argentina –
	Telecom Network			TMA Network			Other segments
	Currency of			Currency of			Currency of			Eliminations	Total
	the			the			the
	transaction	Inflation	In current	transaction	Inflation	In current	transaction	Inflation	In current
	date	restatement	currency	date	restatement	currency	date	restatement	currency
Revenues	1,213,558	24,229	1,237,787	746,777	10,779	757,556	99,070	1,487	100,557	(30,689)	2,065,211
Operating costs without depreciation, amortization and impairment of Fixed and intangible assets
Employee benefit expenses and severance payments	(295,141)	(5,979)	(301,120)	(193,156)	(3,783)	(196,939)	(9,086)	(188)	(9,274)	—	(507,333)
Fees for services, maintenance, materials and supplies	(146,203)	(8,159)	(154,362)	(96,103)	(1,166)	(97,269)	(14,429)	(301)	(14,730)	2,260	(264,101)
Taxes and fees with the Regulatory Authority	(102,509)	(2,032)	(104,541)	(68,401)	(1,458)	(69,859)	(4,142)	(79)	(4,221)	—	(178,621)
Commissions and advertising	(52,339)	(1,090)	(53,429)	(37,728)	(770)	(38,498)	(13,480)	(286)	(13,766)	1,778	(103,915)
Programming and content costs	(68,727)	(1,368)	(70,095)	(14,635)	(285)	(14,920)	(8,570)	(174)	(8,744)	—	(93,759)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(124,522)	(11,479)	(136,001)	(145,695)	731	(144,964)	(14,212)	170	(14,042)	26,651	(268,356)
Adjusted EBITDA	424,117	(5,878)	418,239	191,059	4,048	195,107	35,151	629	35,780	—	649,126
Depreciation, amortization and impairment of Fixed and intangible assets											(483,338)
Operating income											165,788
Losses from associates and joint ventures											(2,225)
Financial results from borrowings											(444,833)
Other financial results, net											(12,150)
Loss before income tax											(293,420)
Income tax benefit											100,939
Net loss											(192,481)

Attributable to:
Controlling Company											(200,363)
Non-controlling interest											7,882
											(192,481)

Consolidated Income Statement for the nine-month period ended September 30, 2024

	ICT Services provided in Argentina – Telecom Network			Other segments			Eliminations	Total
	Currency			Currency
	of the	Inflation	In current	of the	Inflation	In current
	transaction date	restatement	currency	transaction date	restatement	currency
Revenues	2,204,084	1,263,821	3,467,905	192,888	117,909	310,797	(20,537)	3,758,165
Operating costs without depreciation, amortization and impairment of Fixed and intangible assets
Employee benefit expenses and severance payments	(564,737)	(322,428)	(887,165)	(17,356)	(10,564)	(27,920)	—	(915,085)
Fees for services, maintenance, materials and supplies	(272,431)	(197,017)	(469,448)	(26,042)	(16,023)	(42,065)	4,941	(506,572)
Taxes and fees with the Regulatory Authority	(179,416)	(102,509)	(281,925)	(7,326)	(4,403)	(11,729)	—	(293,654)
Commissions and advertising	(86,687)	(47,840)	(134,527)	(46,095)	(26,829)	(72,924)	2,673	(204,778)
Programming and content costs	(116,779)	(65,864)	(182,643)	(18,849)	(11,500)	(30,349)	—	(212,992)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(290,773)	(206,362)	(497,135)	(35,491)	(21,947)	(57,438)	12,923	(541,650)
Adjusted EBITDA	693,261	321,801	1,015,062	41,729	26,643	68,372	—	1,083,434

Depreciation, amortization and impairment of Fixed and intangible assets								(1,223,579)
Operating loss								(140,145)
Losses from associates and joint ventures								(10,783)
Financial results from borrowings								1,779,364
Other financial results, net								181,914
Income before income tax								1,810,350
Income tax expense								(556,137)
Net income								1,254,213

Attributable to:
Controlling Company								1,236,724
Non-controlling interest								17,489
								1,254,213

Consolidated Income Statement for the three-month period ended September 30, 2024

	ICT Services provided in Argentina – Telecom Network			Other segments			Eliminations	Total
	Currency			Currency
	of the	Inflation	In current	of the	Inflation	In current
	transaction date	restatement	currency	transaction date	restatement	currency
Revenues	884,375	323,489	1,207,864	67,564	24,884	92,448	(4,954)	1,295,358
Operating costs without depreciation, amortization and impairment of Fixed and intangible assets
Employee benefit expenses and severance payments	(236,823)	(87,127)	(323,950)	(6,140)	(2,241)	(8,381)	—	(332,331)
Fees for services, maintenance, materials and supplies	(106,353)	(50,791)	(157,144)	(9,207)	(3,495)	(12,702)	1,560	(168,286)
Taxes and fees with the Regulatory Authority	(72,330)	(26,456)	(98,786)	(2,783)	(1,023)	(3,806)	—	(102,592)
Commissions and advertising	(38,332)	(14,017)	(52,349)	(18,659)	(6,857)	(25,516)	1,126	(76,739)
Programming and content costs	(48,423)	(17,707)	(66,130)	(9,148)	256	(8,892)	—	(75,022)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(120,298)	(55,840)	(176,138)	(10,853)	(3,684)	(14,537)	2,268	(188,407)
Adjusted EBITDA	261,816	71,551	333,367	10,774	7,840	18,614	—	351,981

Depreciation, amortization and impairment of Fixed and intangible assets								(400,385)
Operating loss								(48,404)
Losses from associates and joint ventures								(6,392)
Financial results from borrowings								121,748
Other financial results, net								(60,120)
Income before income tax								6,832
Income tax expense								(22,042)
Net loss								(15,210)

Attributable to:
Controlling Company								(21,557)
Non-controlling interest								6,347
								(15,210)

Schedule of financial statement information based on geographical area

	Three month period ended		Nine month period ended
	September 30,		September 30,
Revenues	2025	2024	2025	2024
Revenues from customers in Argentina	1,973,376	1,209,872	5,360,191	3,466,320
Revenues from foreign customers	91,835	85,486	262,370	291,845
	2,065,211	1,295,358	5,622,561	3,758,165
CAPEX
CAPEX corresponding to the segment “ICT Services provided in Argentina – Telecom Network”			530,213	425,042
CAPEX corresponding to the segment “ICT Services provided in Argentina – TMA Network”			256,170	n/a
CAPEX corresponding to the segment “Other segments”			62,987	65,098
			849,370	490,140

	September30,	December31,
Fixed and intangible assets	2025	2024
Fixed and intangible assets corresponding to the segment “ICT Services provided in Argentina – Telecom Network”	7,310,760	11,821,805
Fixed and intangible assets corresponding to the segment “ICT Services provided in Argentina – TMA Network”	1,519,639	n/a
Fixed and intangible assets corresponding to the segment “Other segments”	4,650,762	485,656
	13,481,161	12,307,461
Borrowings
Borrowings corresponding to the segment “ICT Services provided in Argentina – Telecom Network”	5,071,293	3,452,634
Borrowings corresponding to the segment “ICT Services provided in Argentina – TMA Network”	—	n/a
Borrowings corresponding to the segment “Other segments”	49,631	57,552
	5,120,924	3,510,186

Schedule of national consumer price index according to official statistics (INDEC)

	As of	As of	As of
	September 30,	December 31,	September 30,
	2024	2024	2025

National Consumer Price Index (National CPI) (December 2016=100)	7,122.2	7,694.0	9,384.1

Variation in prices
Annual	209.0%	117.8%	31.8%
Accumulated nine months	101.6%	n/a	22.0%
Accumulated three months since June 2024/2025	12.1%	n/a	6.0%

Banco Nación US$/$ exchange rate	970.5	1,032.0	1,380.0

Variation in the exchange rate
Annual	177.3%	27.7%	42.2%
Accumulated nine months	20.0%	n/a	33.7%
Accumulated three months since June 2024/2025	6.4%	n/a	14.5%